CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Feb. 29, 2024
Cash And Cash Equivalents Abstract
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	February 29, 2024	February 28, 2023
	$	$
Cash held in banks	2,082,134	7,136,729
Redeemable guaranteed investment certificates	9,807,282	4,849,037
	11,889,416	11,985,766